Non-financial assets and liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 1,702	$ 1,106
Additions	591	900
Reclassifications	0
Exchange differences	7	(1)
Depreciation charge	(482)	(303)
Ending Balance	1,818	1,702
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	9,648
Ending Balance	10,272	9,648
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(7,946)
Ending Balance	(8,454)	(7,946)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	552	208
Additions	439	746
Reclassifications	681
Exchange differences	(1)	(226)
Depreciation charge	(316)	(176)
Ending Balance	1,355	552
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	6,586
Ending Balance	7,708	6,586
Plant and Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(6,034)
Ending Balance	(6,353)	(6,034)
Office Furniture and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	939	752
Additions	7	0
Reclassifications	(681)
Exchange differences	6	224
Depreciation charge	(37)	(37)
Ending Balance	234	939
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,266
Ending Balance	1,607	2,266
Office Furniture and Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,327)
Ending Balance	(1,373)	(1,327)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	211	146
Additions	145	154
Reclassifications	0
Exchange differences	2	1
Depreciation charge	(129)	(90)
Ending Balance	229	211
Computer Hardware and Software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	796
Ending Balance	957	796
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(585)
Ending Balance	$ (728)	$ (585)